PROPERTY, PLANT AND EQUIPMENT - Additional Information (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) item	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Property, Plant and Equipment [Abstract]
Depreciation, depletion and amortization	$ 11,481	$ 17,228	$ 20,446
Capitalized land improvement costs	$ 9,400
Number of natural gas wells put in production | item	4
Number of natural gas wells participated drilling | item	6
Impairment charge	$ 0	$ 81,065	$ 0